Form N-1A Cover	Jun. 14, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 14, 2024
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust,” and each of its series a “Fund”)

Calamos S&P 500 Structured Alt Protection ETF – July

(formerly Calamos S&P 500 Structured Alt Protection ETF – November)

Supplement dated June 14, 2024

to the Fund’s Prospectus dated November 1, 2024

Calamos S&P 500 Structured Alt Protection ETF – September

(formerly Calamos S&P 500 Structured Alt Protection ETF – February)

Supplement dated June 14, 2024

to the Fund’s Prospectus dated February 1, 2025

Calamos S&P 500 Structured Alt Protection ETF – July

Calamos S&P 500 Structured Alt Protection ETF – September

Supplement dated June 14, 2024

to combined Statement of Additional Information dated May 1, 2024

This supplement updates certain information contained in each Fund’s prospectus and the combined statement of additional information and should be attached to each prospectus and statement of additional information and retained for future reference.

Capitalized terms not otherwise defined herein have the same meaning as in each Fund’s Prospectus.

Calamos S&P 500 Structured Alt Protection ETF – July

In the Calamos S&P 500 Structured Alt Protection ETF – July prospectus and combined statement of additional information:

●	all references to “Calamos S&P 500 Structured Alt Protection ETF – November” are hereby replaced with “Calamos S&P 500 Structured Alt Protection ETF – July”;
●	all references to “November 1” are replaced with “July 1” (including the effective date of the prospectus);
●	all references to “November 2024” are replaced with “July 2024”;
●	all references to “October 31” are replaced with “June 30”; and
●	all references to the ticker, “CPSN,” are replaced with “CPSJ”.

Calamos S&P 500 Structured Alt Protection ETF – September

In the Calamos S&P 500 Structured Alt Protection ETF – September prospectus and combined statement of additional information:

●	all references to “Calamos S&P 500 Structured Alt Protection ETF – February” are hereby replaced with “Calamos S&P 500 Structured Alt Protection ETF – September”;
●	all references to “February 1, 2025” are replaced with “September 1, 2024” (including the effective date of the prospectus);
●	all references to “February 1” are replaced with “September 1”
●	all references to “January 31” are replaced with “August 31”; and
●	all references to the ticker, “CPSF,” are replaced with “CPST”.

Calamos S&P 500 Structured Alt Protection ETF - July [Member]
Prospectus [Line Items]
Prospectus Date	Nov. 01, 2024
Calamos S&P 500 Structured Alt Protection ETF - September [Member]
Prospectus [Line Items]
Prospectus Date	Feb. 01, 2025